UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance International Small-Cap Fund

Class A EILAX

Annual Shareholder Report November 30, 2025

This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.34%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An out-of-Index holding in IMCD N.V. detracted as its shares declined due to the weakening U.S. dollar, tariff discussions and softening demand from consumers

↓ An overweight position in Hilton Food Group PLC detracted, due to increased raw material costs and operational headwinds impacting results during the period

↓ An overweight position in the bakery chain Greggs PLC hurt returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ Among sectors, stock selections in industrials and information technology, and selections and an overweight exposure to health care hurt returns

↑ An out-of-index holding in Zegona Communications PLC helped due to its 2024 Vodafone Spain acquisition and continued reinvestment and cost control

↑ Overweight positions in Evolution Mining Ltd. and Westgold Resources Ltd. helped as historic increases in gold prices benefited both companies’ revenues

↑ Among sectors, an underweight exposure to consumer discretionary and stock selections in the materials sector helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$9,475	$10,000	$10,000
1/16	$8,994	$9,277	$9,424
2/16	$8,852	$9,107	$9,474
3/16	$9,620	$9,699	$10,262
4/16	$9,639	$9,980	$10,586
5/16	$9,743	$9,890	$10,599
6/16	$9,307	$9,558	$10,130
7/16	$9,771	$10,042	$10,732
8/16	$9,781	$10,049	$10,642
9/16	$10,075	$10,173	$10,941
10/16	$9,696	$9,965	$10,616
11/16	$9,468	$9,766	$10,354
12/16	$9,672	$10,100	$10,640
1/17	$10,098	$10,393	$11,023
2/17	$10,234	$10,542	$11,235
3/17	$10,583	$10,832	$11,450
4/17	$11,057	$11,107	$11,856
5/17	$11,523	$11,515	$12,245
6/17	$11,639	$11,495	$12,284
7/17	$12,143	$11,826	$12,716
8/17	$12,182	$11,822	$12,823
9/17	$12,569	$12,116	$13,175
10/17	$12,744	$12,300	$13,361
11/17	$13,025	$12,429	$13,550
12/17	$13,237	$12,628	$13,943
1/18	$13,919	$13,262	$14,593
2/18	$13,297	$12,663	$14,026
3/18	$13,378	$12,435	$13,873
4/18	$13,508	$12,719	$14,084
5/18	$13,438	$12,433	$13,984
6/18	$13,167	$12,281	$13,742
7/18	$13,317	$12,584	$13,821
8/18	$13,217	$12,341	$13,725
9/18	$13,217	$12,448	$13,625
10/18	$11,903	$11,457	$12,326
11/18	$11,823	$11,442	$12,205
12/18	$11,189	$10,887	$11,423
1/19	$12,028	$11,602	$12,392
2/19	$12,269	$11,898	$12,678
3/19	$12,269	$11,973	$12,671
4/19	$12,584	$12,310	$13,017
5/19	$11,986	$11,719	$12,334
6/19	$12,626	$12,414	$12,895
7/19	$12,353	$12,256	$12,837
8/19	$12,196	$11,939	$12,540
9/19	$12,437	$12,281	$12,860
10/19	$12,793	$12,722	$13,388
11/19	$13,286	$12,866	$13,692
12/19	$13,909	$13,284	$14,326
1/20	$13,515	$13,006	$13,911
2/20	$12,418	$11,831	$12,554
3/20	$10,288	$10,252	$10,259
4/20	$11,396	$10,914	$11,460
5/20	$12,440	$11,389	$12,263
6/20	$12,567	$11,777	$12,481
7/20	$12,993	$12,051	$12,960
8/20	$13,750	$12,671	$13,906
9/20	$13,792	$12,342	$13,744
10/20	$13,366	$11,849	$13,301
11/20	$14,687	$13,686	$15,132
12/20	$15,716	$14,322	$16,157
1/21	$15,437	$14,169	$16,116
2/21	$15,684	$14,487	$16,583
3/21	$16,006	$14,820	$16,944
4/21	$16,865	$15,266	$17,646
5/21	$17,240	$15,764	$18,043
6/21	$16,983	$15,587	$17,759
7/21	$17,595	$15,704	$18,028
8/21	$18,088	$15,981	$18,512
9/21	$17,369	$15,517	$17,887
10/21	$17,960	$15,899	$18,247
11/21	$17,133	$15,159	$17,226
12/21	$17,891	$15,935	$17,956
1/22	$16,414	$15,165	$16,728
2/22	$15,937	$14,897	$16,579
3/22	$15,574	$14,993	$16,658
4/22	$14,358	$14,023	$15,501
5/22	$14,301	$14,128	$15,397
6/22	$12,722	$12,817	$13,670
7/22	$13,904	$13,456	$14,604
8/22	$12,813	$12,817	$13,971
9/22	$11,552	$11,618	$12,377
10/22	$12,098	$12,242	$12,932
11/22	$13,665	$13,621	$14,175
12/22	$13,376	$13,632	$14,260
1/23	$14,293	$14,736	$15,351
2/23	$13,800	$14,429	$14,975
3/23	$13,926	$14,786	$14,971
4/23	$14,282	$15,204	$15,235
5/23	$13,789	$14,560	$14,602
6/23	$14,133	$15,223	$15,044
7/23	$14,557	$15,715	$15,724
8/23	$13,938	$15,113	$15,197
9/23	$13,169	$14,597	$14,521
10/23	$12,561	$14,005	$13,663
11/23	$13,915	$15,305	$14,988
12/23	$14,936	$16,118	$16,060
1/24	$14,366	$16,211	$15,785
2/24	$14,482	$16,508	$15,831
3/24	$14,831	$17,051	$16,474
4/24	$14,249	$16,614	$15,999
5/24	$14,796	$17,258	$16,699
6/24	$14,424	$16,979	$16,218
7/24	$15,448	$17,477	$17,119
8/24	$15,821	$18,046	$17,439
9/24	$16,135	$18,212	$17,912
10/24	$14,994	$17,222	$16,887
11/24	$15,255	$17,124	$16,947
12/24	$14,606	$16,735	$16,504
1/25	$14,810	$17,614	$17,028
2/25	$14,870	$17,956	$16,960
3/25	$14,882	$17,883	$17,064
4/25	$15,700	$18,702	$18,005
5/25	$16,469	$19,558	$19,067
6/25	$16,926	$19,989	$19,935
7/25	$16,277	$19,708	$19,928
8/25	$16,878	$20,549	$20,917
9/25	$17,082	$20,942	$21,378
10/25	$16,650	$21,188	$21,236
11/25	$16,764	$21,618	$21,604

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class A	9.85%	2.67%	5.89%
Class A with 5.25% Maximum Sales Charge	4.11%	1.58%	5.32%
MSCI EAFE Index (net of foreign withholding taxes)	24.50%	9.27%	8.04%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	27.48%	7.38%	8.04%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,412,826
# of Portfolio Holdings	103
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Developed Europe
47.2%
Asia
29.8%
Australasia/Pacific
12.8%
North America
10.1%
Emerging Europe
0.1%

Value	Value
Emerging Europe	0.1%
North America	10.1%
Australasia/Pacific	12.8%
Asia	29.8%
Developed Europe	47.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Evolution Mining Ltd.	2.2%
Diploma PLC	2.0%
Interpump Group SpA	1.9%
Fuji Corp.	1.9%
Games Workshop Group PLC	1.8%
FinecoBank Banca Fineco SpA	1.6%
Hoshino Resorts REIT, Inc.	1.6%
Babcock International Group PLC	1.6%
Relo Group, Inc.	1.6%
Savills PLC	1.5%
Total	17.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report November 30, 2025

EILAX-TSR-AR

Eaton Vance International Small-Cap Fund

Class I EILIX

Annual Shareholder Report November 30, 2025

This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.09%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An out-of-Index holding in IMCD N.V. detracted as its shares declined due to the weakening U.S. dollar, tariff discussions and softening demand from consumers

↓ An overweight position in Hilton Food Group PLC detracted, due to increased raw material costs and operational headwinds impacting results during the period

↓ An overweight position in the bakery chain Greggs PLC hurt returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ Among sectors, stock selections in industrials and information technology, and selections and an overweight exposure to health care hurt returns

↑ An out-of-index holding in Zegona Communications PLC helped due to its 2024 Vodafone Spain acquisition and continued reinvestment and cost control

↑ Overweight positions in Evolution Mining Ltd. and Westgold Resources Ltd. helped as historic increases in gold prices benefited both companies’ revenues

↑ Among sectors, an underweight exposure to consumer discretionary and stock selections in the materials sector helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$949,347	$927,686	$942,385
2/16	$935,342	$910,690	$947,402
3/16	$1,015,371	$969,946	$1,026,173
4/16	$1,018,372	$998,027	$1,058,575
5/16	$1,029,376	$988,961	$1,059,903
6/16	$983,359	$955,764	$1,013,001
7/16	$1,033,377	$1,004,203	$1,073,171
8/16	$1,034,378	$1,004,916	$1,064,175
9/16	$1,065,389	$1,017,261	$1,094,068
10/16	$1,025,374	$996,453	$1,061,602
11/16	$1,001,366	$976,607	$1,035,371
12/16	$1,023,364	$1,010,002	$1,064,039
1/17	$1,068,482	$1,039,300	$1,102,339
2/17	$1,082,838	$1,054,161	$1,123,511
3/17	$1,120,778	$1,083,181	$1,145,010
4/17	$1,171,024	$1,110,742	$1,185,560
5/17	$1,220,243	$1,151,511	$1,224,487
6/17	$1,232,548	$1,149,474	$1,228,383
7/17	$1,286,895	$1,182,632	$1,271,643
8/17	$1,289,972	$1,182,186	$1,282,342
9/17	$1,332,014	$1,211,600	$1,317,521
10/17	$1,350,471	$1,229,998	$1,336,140
11/17	$1,381,234	$1,242,899	$1,355,013
12/17	$1,404,023	$1,262,849	$1,394,268
1/18	$1,477,249	$1,326,193	$1,459,322
2/18	$1,410,391	$1,266,334	$1,402,614
3/18	$1,419,942	$1,243,510	$1,387,266
4/18	$1,433,738	$1,271,903	$1,408,396
5/18	$1,426,309	$1,243,313	$1,398,408
6/18	$1,398,717	$1,228,123	$1,374,245
7/18	$1,414,636	$1,258,354	$1,382,052
8/18	$1,404,023	$1,234,052	$1,372,515
9/18	$1,404,023	$1,244,762	$1,362,527
10/18	$1,265,001	$1,145,689	$1,232,643
11/18	$1,256,511	$1,144,245	$1,220,538
12/18	$1,190,442	$1,088,699	$1,142,299
1/19	$1,279,530	$1,160,248	$1,239,219
2/19	$1,305,143	$1,189,825	$1,267,763
3/19	$1,305,143	$1,197,327	$1,267,121
4/19	$1,338,551	$1,230,991	$1,301,738
5/19	$1,276,189	$1,171,871	$1,233,399
6/19	$1,344,119	$1,241,393	$1,289,454
7/19	$1,315,166	$1,225,631	$1,283,710
8/19	$1,298,462	$1,193,880	$1,253,984
9/19	$1,324,074	$1,228,092	$1,285,983
10/19	$1,363,051	$1,272,216	$1,338,784
11/19	$1,416,504	$1,286,558	$1,369,187
12/19	$1,482,575	$1,328,371	$1,432,560
1/20	$1,441,770	$1,300,624	$1,391,132
2/20	$1,323,890	$1,183,051	$1,255,406
3/20	$1,097,196	$1,025,151	$1,025,882
4/20	$1,215,077	$1,091,378	$1,145,959
5/20	$1,327,290	$1,138,902	$1,226,319
6/20	$1,340,892	$1,177,681	$1,248,132
7/20	$1,387,364	$1,205,132	$1,296,023
8/20	$1,467,840	$1,267,089	$1,390,560
9/20	$1,472,374	$1,234,166	$1,374,392
10/20	$1,428,169	$1,184,887	$1,330,060
11/20	$1,569,852	$1,368,560	$1,513,156
12/20	$1,679,888	$1,432,193	$1,615,658
1/21	$1,650,115	$1,416,934	$1,611,570
2/21	$1,676,453	$1,448,715	$1,658,267
3/21	$1,711,952	$1,482,026	$1,694,445
4/21	$1,804,706	$1,526,619	$1,764,611
5/21	$1,843,640	$1,576,404	$1,804,299
6/21	$1,817,303	$1,558,663	$1,775,895
7/21	$1,882,574	$1,570,399	$1,802,779
8/21	$1,936,395	$1,598,100	$1,851,206
9/21	$1,859,672	$1,551,721	$1,788,706
10/21	$1,922,653	$1,589,887	$1,824,738
11/21	$1,834,479	$1,515,887	$1,722,618
12/21	$1,916,243	$1,593,506	$1,795,589
1/22	$1,759,493	$1,516,502	$1,672,829
2/22	$1,707,243	$1,489,688	$1,657,900
3/22	$1,669,574	$1,499,263	$1,665,782
4/22	$1,539,556	$1,402,268	$1,550,109
5/22	$1,533,481	$1,412,781	$1,539,679
6/22	$1,364,579	$1,281,692	$1,367,018
7/22	$1,492,167	$1,345,559	$1,460,356
8/22	$1,375,515	$1,281,652	$1,397,128
9/22	$1,239,422	$1,161,758	$1,237,741
10/22	$1,298,963	$1,224,231	$1,293,199
11/22	$1,466,649	$1,362,123	$1,417,488
12/22	$1,436,510	$1,363,217	$1,425,977
1/23	$1,534,817	$1,473,607	$1,535,080
2/23	$1,481,977	$1,442,858	$1,497,471
3/23	$1,496,723	$1,478,618	$1,497,103
4/23	$1,534,817	$1,520,363	$1,523,483
5/23	$1,481,977	$1,456,024	$1,460,247
6/23	$1,518,842	$1,522,287	$1,504,370
7/23	$1,565,538	$1,571,543	$1,572,379
8/23	$1,499,181	$1,511,334	$1,519,697
9/23	$1,416,849	$1,459,710	$1,452,062
10/23	$1,351,720	$1,400,531	$1,366,337
11/23	$1,497,952	$1,530,525	$1,498,782
12/23	$1,607,604	$1,611,840	$1,606,001
1/24	$1,546,350	$1,621,116	$1,578,528
2/24	$1,560,101	$1,650,790	$1,583,125
3/24	$1,597,604	$1,705,084	$1,647,405
4/24	$1,535,099	$1,661,418	$1,599,865
5/24	$1,595,103	$1,725,774	$1,669,885
6/24	$1,555,101	$1,697,913	$1,621,773
7/24	$1,665,108	$1,747,724	$1,711,938
8/24	$1,706,361	$1,804,553	$1,743,944
9/24	$1,738,863	$1,821,217	$1,791,193
10/24	$1,617,605	$1,722,177	$1,688,730
11/24	$1,645,636	$1,712,407	$1,694,747
12/24	$1,575,774	$1,673,463	$1,650,384
1/25	$1,597,768	$1,761,407	$1,702,818
2/25	$1,605,530	$1,795,566	$1,696,038
3/25	$1,606,824	$1,788,322	$1,706,436
4/25	$1,694,798	$1,870,237	$1,800,548
5/25	$1,778,891	$1,955,805	$1,906,650
6/25	$1,828,054	$1,998,899	$1,993,508
7/25	$1,758,192	$1,970,841	$1,992,845
8/25	$1,824,172	$2,054,863	$2,091,700
9/25	$1,846,166	$2,094,190	$2,137,846
10/25	$1,799,591	$2,118,825	$2,123,614
11/25	$1,811,235	$2,161,830	$2,160,424

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class I	10.06%	2.90%	6.14%
MSCI EAFE Index (net of foreign withholding taxes)	24.50%	9.27%	8.04%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	27.48%	7.38%	8.04%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,412,826
# of Portfolio Holdings	103
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Emerging Europe	0.1%
North America	10.1%
Australasia/Pacific	12.8%
Asia	29.8%
Developed Europe	47.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Evolution Mining Ltd.	2.2%
Diploma PLC	2.0%
Interpump Group SpA	1.9%
Fuji Corp.	1.9%
Games Workshop Group PLC	1.8%
FinecoBank Banca Fineco SpA	1.6%
Hoshino Resorts REIT, Inc.	1.6%
Babcock International Group PLC	1.6%
Relo Group, Inc.	1.6%
Savills PLC	1.5%
Total	17.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report November 30, 2025

EILIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance International Small-Cap Fund (the “Fund”) is a series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following tables present the aggregate fees billed to the Fund for the Fund’s fiscal years ended November 30, 2024 and November 30, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance International Small-Cap Fund

Fiscal Years Ended	11/30/24	11/30/25
Audit Fees	$33,900	$28,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$33,900	$28,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended

	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25
Audit Fees	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
International Small-Cap Fund
Annual Financial Statements and
Additional Information
November 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information November 30, 2025
Eaton Vance
International Small-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Portfolio of Investments

Common Stocks — 98.8%
Security	Shares	Value
Australia — 12.8%
BlueScope Steel Ltd.	1,046	$ 16,658
CAR Group Ltd.	2,132	48,583
Data#3 Ltd.	2,920	17,391
Dexus	8,128	38,129
Dicker Data Ltd.	6,915	48,425
EBOS Group Ltd.	1,703	27,847
Evolution Mining Ltd.	9,570	74,498
IGO Ltd.(1)	2,234	9,926
Lynas Rare Earths Ltd.(1)	1,652	15,744
Northern Star Resources Ltd.	2,695	48,446
Steadfast Group Ltd.	13,826	46,923
Westgold Resources Ltd.	10,878	43,482
		$ 436,052
Austria — 1.2%
BAWAG Group AG(2)	297	$ 39,759
		$ 39,759
Belgium — 2.2%
Elia Group SA	234	$ 28,253
KBC Ancora	465	38,762
VGP NV	69	8,292
		$ 75,307
Canada — 9.0%
Agnico Eagle Mines Ltd.	261	$ 45,542
Allied Properties Real Estate Investment Trust	4,604	42,839
ARC Resources Ltd.	1,188	21,266
Descartes Systems Group, Inc.(1)	364	29,904
Keyera Corp.	1,189	38,423
Killam Apartment Real Estate Investment Trust	2,230	26,687
Lumine Group, Inc.(1)	822	18,415
Pan American Silver Corp.	533	24,164
Peyto Exploration & Development Corp.	2,746	44,065
TMX Group Ltd.	456	16,743
		$ 308,048
France — 0.8%
IPSOS SA	751	$ 27,985
		$ 27,985
Security	Shares	Value
Germany — 3.8%
Innoscripta SE(1)	136	$ 14,994
Jenoptik AG	1,220	27,991
LEG Immobilien SE	324	24,334
Pfisterer Holding SE(1)	264	22,570
Schott Pharma AG & Co. KGaA	599	13,287
TKMS AG& Co. KGaA(1)	357	27,146
		$ 130,322
Greece — 0.1%
Metlen Energy & Metals PLC(1)	53	$ 2,717
		$ 2,717
Italy — 8.0%
A2A SpA	8,657	$ 23,704
Amplifon SpA	1,088	16,738
BFF Bank SpA(1)(2)	2,198	27,933
DiaSorin SpA	255	18,293
FinecoBank Banca Fineco SpA	2,249	55,304
Interpump Group SpA	1,286	65,463
Moncler SpA	499	33,715
Reply SpA	256	34,080
		$ 275,230
Japan — 28.6%
As One Corp.	3,037	$ 47,444
Asahi Intecc Co. Ltd.	2,238	41,961
Azbil Corp.	5,073	47,867
BayCurrent, Inc.	476	20,849
Chiba Bank Ltd.	4,078	43,004
Cosmos Pharmaceutical Corp.	719	34,424
Daiseki Co. Ltd.	1,996	44,895
Fuji Corp.	2,911	63,835
Fukuoka Financial Group, Inc.	1,000	30,826
Funai Soken Holdings, Inc.	1,616	24,551
Hikari Tsushin, Inc.	131	36,475
Hoshino Resorts REIT, Inc.	34	55,178
Japan Exchange Group, Inc.	2,238	25,584
Japan Eyewear Holdings Co. Ltd.	1,497	18,622
JMDC, Inc.	828	22,834
Kobe Bussan Co. Ltd.	867	21,082
Kotobuki Spirits Co. Ltd.	3,346	39,463
Kyoritsu Maintenance Co. Ltd.	2,079	37,971
LaSalle Logiport REIT	40	39,790
Makita Corp.	1,048	30,484
NOF Corp.	1,371	27,846
Relo Group, Inc.	4,857	53,368

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Riken Keiki Co. Ltd.	1,463	$ 30,369
Sanwa Holdings Corp.	961	24,794
Sumco Corp.	2,860	22,640
Tosei Corp.	4,352	46,180
USS Co. Ltd.	3,820	42,617
		$ 974,953
Luxembourg — 0.3%
APERAM SA	255	$ 9,828
		$ 9,828
Netherlands — 3.6%
BE Semiconductor Industries NV	222	$ 33,616
Euronext NV(2)	213	32,630
IMCD NV	374	33,558
Topicus.com, Inc.(1)	234	22,036
		$ 121,840
Singapore — 1.2%
Daiwa House Logistics Trust	93,573	$ 41,190
		$ 41,190
Spain — 1.0%
Colonial SFL Socimi SA	5,528	$ 33,827
		$ 33,827
Sweden — 5.3%
AddTech AB, Class B	909	$ 31,283
Boliden AB(1)	339	16,267
Lagercrantz Group AB, Class B	744	17,064
SmartCraft ASA(1)	10,803	25,709
SSAB AB, Class B	2,498	17,545
Sweco AB, Class B	2,420	41,268
Thule Group AB(2)	1,243	33,157
		$ 182,293
Switzerland — 3.1%
Cicor Technologies Ltd.(1)	114	$ 25,410
Galenica AG(2)	229	25,990
Interroll Holding AG	12	33,469
VZ Holding AG	109	20,241
		$ 105,110
United Kingdom — 17.8%
Babcock International Group PLC	3,595	$ 54,054
Security	Shares	Value
United Kingdom (continued)
Cerillion PLC	1,453	$ 25,995
Cranswick PLC	666	45,542
Diploma PLC	933	67,620
discoverIE Group PLC	6,111	47,871
Games Workshop Group PLC	246	63,295
Greggs PLC	928	19,198
Howden Joinery Group PLC	2,468	27,513
Intertek Group PLC	405	24,796
JTC PLC(2)	1,492	25,201
Premier Foods PLC	14,692	34,790
Savills PLC	3,697	49,845
Volution Group PLC	5,771	48,312
Wise PLC, Class A(1)	3,176	37,188
Zegona Communications PLC(1)	1,928	37,321
		$ 608,541
Total Common Stocks (identified cost $2,327,451)		$3,373,002

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(3)	34,533	$ 34,533
Total Short-Term Investments (identified cost $34,533)		$ 34,533

Total Investments — 99.8% (identified cost $2,361,984)	$3,407,535
Other Assets, Less Liabilities — 0.2%	$ 5,291
Net Assets — 100.0%	$3,412,826
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $184,670 or 5.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of November 30, 2025.

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.7%	$773,523
Real Estate	13.5	459,659
Information Technology	13.0	441,906
Financials	12.9	440,098
Materials	10.2	349,946
Consumer Discretionary	7.3	248,575
Health Care	6.3	214,394
Consumer Staples	5.1	175,301
Communication Services	3.3	113,889
Energy	3.0	103,754
Utilities	1.5	51,957
Short-Term Investments	1.0	34,533
Total Investments	99.8%	$3,407,535

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Statement of Assets and Liabilities

November 30, 2025
Assets
Unaffiliated investments, at value (identified cost $2,327,451)	$3,373,002
Affiliated investments, at value (identified cost $34,533)	34,533
Foreign currency, at value (identified cost $748)	749
Dividends receivable	11,679
Dividends receivable from affiliated investments	72
Receivable for investments sold	57,949
Tax reclaims receivable	37,677
Receivable from affiliates	8,867
Trustees' deferred compensation plan	4,647
Total assets	$3,529,175
Liabilities
Payable for investments purchased	$27,250
Payable to affiliates:
Investment adviser and administration fee	2,710
Distribution and service fees	213
Sub-transfer agency fee	100
Trustees' fees	251
Trustees' deferred compensation plan	4,647
Payable for custodian fee	25,119
Payable for legal and accounting services	46,222
Payable for printing and postage	6,596
Accrued expenses	3,241
Total liabilities	$116,349
Net Assets	$3,412,826
Sources of Net Assets
Paid-in capital	$3,222,203
Distributable earnings	190,623
Net Assets	$3,412,826
Class A Shares
Net Assets	$1,051,943
Shares Outstanding	75,448
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.94
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.71
Class I Shares
Net Assets	$2,360,883
Shares Outstanding	168,575
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Statement of Operations

Year Ended
November 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,641)	$282,753
Dividend income from affiliated investments	9,568
Total investment income	$292,321
Expenses
Investment adviser and administration fee	$103,532
Distribution and service fees:
Class A	2,645
Trustees’ fees and expenses	1,111
Custodian fee	68,836
Transfer and dividend disbursing agent fees	5,340
Legal and accounting services	67,554
Printing and postage	10,695
Registration fees	35,628
Interest expense and fees	4,430
Miscellaneous	11,025
Total expenses	$310,796
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$183,787
Total expense reductions	$183,787
Net expenses	$127,009
Net investment income	$165,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,193,674
Foreign currency transactions	7,977
Net realized gain	$4,201,651
Change in unrealized appreciation (depreciation):
Investments	$(2,807,483)
Foreign currency	6,309
Net change in unrealized appreciation (depreciation)	$(2,801,174)
Net realized and unrealized gain	$1,400,477
Net increase in net assets from operations	$1,565,789

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Statements of Changes in Net Assets

	Year Ended November 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$165,312	$775,979
Net realized gain	4,201,651	2,901,991
Net change in unrealized appreciation (depreciation)	(2,801,174)	867,699
Net increase in net assets from operations	$1,565,789	$4,545,669
Distributions to shareholders:
Class A	$—	$(50,689)
Class I	—	(1,539,701)
Total distributions to shareholders	$—	$(1,590,390)
Transactions in shares of beneficial interest:
Class A	$(123,315)	$(39,708)
Class I	(14,607,462)	(42,194,856)
Net decrease in net assets from Fund share transactions	$(14,730,777)	$(42,234,564)
Net decrease in net assets	$(13,164,988)	$(39,279,285)
Net Assets
At beginning of year	$16,577,814	$55,857,099
At end of year	$3,412,826	$16,577,814

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Financial Highlights

	Class A
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.69	$12.13	$12.03	$15.96	$13.79
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.15	$0.21	$0.13	$0.07
Net realized and unrealized gain (loss)	1.10	1.01	0.01(2)	(3.14)	2.22
Total income (loss) from operations	$1.25	$1.16	$0.22	$(3.01)	$2.29
Less Distributions
From net investment income	$—	$(0.60)	$(0.12)	$(0.20)	$(0.12)
From net realized gain	—	—	—	(0.72)	—
Total distributions	$—	$(0.60)	$(0.12)	$(0.92)	$(0.12)
Net asset value — End of year	$13.94	$12.69	$12.13	$12.03	$15.96
Total Return(3)	9.85%	9.63%	1.83%	(20.24)%	16.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,052	$1,079	$1,068	$1,090	$703
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.94%(5)	1.47%	1.42%	1.43%	1.41%
Net expenses	1.34%(5)(6)	1.30%(6)	1.30%(6)	1.36%(6)	1.40%
Net investment income	1.14%	1.15%	1.73%	0.99%	0.42%
Portfolio Turnover	44%	41%	36%	51%	59%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 0.04% of average daily net assets for the year ended November 30, 2025.
(6)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended November 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Financial Highlights — continued

	Class I
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.72	$12.19	$12.07	$16.03	$13.85
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.18	$0.24	$0.17	$0.13
Net realized and unrealized gain (loss)	1.09	1.01	0.01(2)	(3.17)	2.20
Total income (loss) from operations	$1.28	$1.19	$0.25	$(3.00)	$2.33
Less Distributions
From net investment income	$—	$(0.66)	$(0.13)	$(0.24)	$(0.15)
From net realized gain	—	—	—	(0.72)	—
Total distributions	$—	$(0.66)	$(0.13)	$(0.96)	$(0.15)
Net asset value — End of year	$14.00	$12.72	$12.19	$12.07	$16.03
Total Return(3)	10.06%	9.86%	2.13%	(20.05)%	16.86%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,361	$15,499	$54,789	$55,413	$73,293
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.69%(5)	1.22%	1.17%	1.18%	1.16%
Net expenses	1.09%(5)(6)	1.05%(6)	1.05%(6)	1.11%(6)	1.15%
Net investment income	1.47%	1.43%	1.98%	1.35%	0.82%
Portfolio Turnover	44%	41%	36%	51%	59%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 0.04% of average daily net assets for the year ended November 30, 2025.
(6)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended November 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended November 30, 2025 and November 30, 2024 was as follows:
	Year Ended November 30,
	2025	2024
Ordinary income	$ —	$1,590,390
During the year ended November 30, 2025, distributable earnings was decreased by $219,025 and paid-in capital was increased by $219,025 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements — continued

As of November 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 271,671
Deferred capital losses	(1,010,332)
Net unrealized appreciation	929,284
Distributable earnings	$190,623
At November 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,010,332 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2025, $1,010,332 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,480,169
Gross unrealized appreciation	$1,014,307
Gross unrealized depreciation	(86,941)
Net unrealized appreciation	$927,366
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%
For the year ended November 30, 2025, the investment adviser and administration fee amounted to $103,532 or 0.90% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended November 30, 2025, the investment adviser and administration fee paid was reduced by $331 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements — continued

expenses) exceed 1.30% and 1.05% of the Fund’s average daily net assets for Class A and Class I, respectively, through April 1, 2027. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $183,456 in total of the Fund’s operating expenses for the year ended November 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2025, EVM earned $909 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charges on sales of Class A shares for the year ended November 30, 2025. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2025 amounted to $2,645 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $5,033,503 and $19,111,745, respectively, for the year ended November 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	5,142	$ 71,375	3,879	$ 49,867
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,027	38,219
Redemptions	(14,719)	(194,690)	(9,918)	(127,794)
Net decrease	(9,577)	$ (123,315)	(3,012)	$ (39,708)

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements — continued

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	56,005	$ 706,239	567,351	$ 7,230,907
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	120,658	1,539,701
Redemptions	(1,106,265)	(15,313,701)	(3,963,316)	(50,965,464)
Net decrease	(1,050,260)	$(14,607,462)	(3,275,307)	$(42,194,856)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended November 30, 2025 were $82,356 and $5.29%, respectively.
9  Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $34,533, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the year ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$414,463	$4,222,973	$(4,602,903)	$ —	$ —	$34,533	$9,568	34,533
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Notes to Financial Statements — continued

At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$ 1,016,143	$ —	$1,016,143
Australasia/Pacific	—	436,052	—	436,052
Developed Europe	49,182	1,560,860	—	1,610,042
Emerging Europe	—	2,717	—	2,717
North America	308,048	—	—	308,048
Total Common Stocks	$357,230	$3,015,772*	$ —	$3,373,002
Short-Term Investments	$ 34,533	$ —	$ —	$ 34,533
Total Investments	$391,763	$ 3,015,772	$ —	$3,407,535
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”), one of the funds constituting Eaton Vance Growth Trust, including the portfolio of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 21, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended November 30, 2025, the Fund designates approximately $244,805, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended November 30, 2025, the Fund paid foreign taxes of $21,257 and recognized foreign source income of $309,166.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
International Small-Cap Fund
November 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
International Small-Cap Fund
November 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement (the “Advisory Agreement”) between Eaton Vance International Small-Cap Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement (the “Sub-advisory Agreement”) between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the Advisory Agreement and the Sub-advisory Agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement and the Sub-advisory Agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the Sub-advisory Agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the Advisory Agreement and the Sub-advisory Agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings

Eaton Vance
International Small-Cap Fund
November 30, 2025
Board of Trustees’ Contract Approval — continued

based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EILAX-NCSR    11.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	January 23, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 23, 2026